                                             Filed Pursuant to Rule 485(a)
                                             Registration No. 2-71299
                                                              811-3153


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                                   ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----
     Pre-Effective Amendment No.
                                ----                             -----
     Post-Effective Amendment No. 47                               X
                                 ----                            -----

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----
     Amendment No. 47                                              X
                  ----                                           -----

                       FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                909 A Street, Tacoma, Washington          98402
                ------------------------------------    --------
              (Address of Principal Executive Office)  (ZIP Code)

       Registrant's Telephone Number, including area code: 253/627-7001

   Gregory J. Lyons, Associate General Counsel             Deborah R. Gatzek, Esq.
        Frank Russell Investment Company              Stradley, Ronon, Stevens & Young
               909 A Street                            1840 Gateway Drive, 2nd Floor
          Tacoma, Washington 98402                          San Mateo, CA 94404
               253-596-2406                                     650-377-1601

________________________________________________________________________________
                    (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     ( )  on December 1, 1999 pursuant to paragraph (b)
     (X)  60 days after filing pursuant to paragraph (a)(1)
     ( )  on (date) pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                FRANK RUSSELL INVESTMENT COMPANY


Russell Funds




PROSPECTUS


CLASS E SHARES:

TAX-MANAGED LARGE CAP FUND
  (formerly Equity T Fund)
TAX-MANAGED SMALL CAP FUND



__________________, 2000
909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS

Risk/Return Summary
     Investment Objective, Principal Investment Strategies and Principal Risks..................................      1
     Performance................................................................................................      2
     Fees and Expenses..........................................................................................      3
Summary Comparison of the Funds.................................................................................      4
Investment Objective and Principal Investment Strategies........................................................      5
Risks...........................................................................................................      9
Management of the Funds.........................................................................................     11
The Money Managers..............................................................................................     12
Dividends and Distributions.....................................................................................     12
Taxes...........................................................................................................     13
How Net Asset Value Is Determined...............................................................................     14
Distribution and Shareholder Servicing Arrangements.............................................................     14
How to Purchase Shares..........................................................................................     15
Exchange Privilege..............................................................................................     16
How to Redeem Shares............................................................................................     18
Payment of Redemption Proceeds..................................................................................     18
Written Instructions............................................................................................     18
Account Policies................................................................................................     19
Financial Highlights............................................................................................     21
Money Manager Information.......................................................................................     24

                              RISK/RETURN SUMMARY


   Investment Objective, Principal Investment Strategies and Principal Risks

TAX-MANAGED LARGE CAP FUND
--------------------------
(formerly Equity T Fund)

   Investment     To provide capital growth on an after-tax basis by investing
   Objective      principally in equity securities.

   Principal      The Tax-Managed Large Cap Fund invests primarily in equity
   Investment     securities of large capitalization US companies, although the
   Strategies     Fund may invest a limited amount in non-US firms from time to time. The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   Principal      An investment in the Tax-Managed Large Cap Fund, like any
   Risks          investment, has risks. The value of the Fund fluctuates
                  and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED SMALL CAP FUND
--------------------------

   Investment     To provide capital growth on an after-tax basis by investing
   Objective      principally in equity securities of small capitalization
                  companies.

   Principal      The Tax-Managed Small Cap Fund invests primarily in equity
   Investment     securities of US companies, although the Fund may invest a
   Strategies     limited amount in non-US firms from time to time. The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   Principal      An investment in the Tax-Managed Small Cap Fund, like any
   Risks          investment, has risks. The value of the Fund fluctuates
                  and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. Please refer to the "Risks" section later in this Prospectus for further details.

                                  Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

     No Class E Shares were issued during the periods shown. Class E Shares and Class S Shares will have substantially similar annual returns because the Shares of each class are invested in the same portfolio of securities. Annual returns for each class will differ only to the extent that the Class E Shares and Class S Shares do not have the same expenses. The expenses for Class E Shares are generally expected to be higher than the expenses for Class S Shares.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.


     Past performance is no indication of future results.


                          Tax-Managed Large Cap Fund
                             Annual Total Returns*
                       (for the years ended December 31)
                                    Class S

                       [PERFORMANCE GRAPH APPEARS HERE]

MEASUREMENT PERIOD
(FISCAL YEAR ENDED)

1997       31.73%
1998       32.08%
1999       16.57%

   * Year to date return as of June 30, 2000: (1.30)%

                          Best Quarter: 23.71%   (4Q/98)
                        Worst Quarter: (10.12)%  (3Q/98)


--------------------------------------------------------------------------------------
Average annual total returns                                                Since
for the periods ended December 31, 1999                           1 Year    Inception*
---------------------------------------                           ------    ----------
Tax-Managed Large Cap Fund Class S...........................      16.57%        26.87%
S&P 500 Composite Stock Price Index..........................      21.14         27.70
--------------------------------------------------------------------------------------

_____________________________
*    The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                          Tax-Managed Small Cap Fund

     Because the Tax-Managed Small Cap Fund had not been in operation for a full calendar year when this Prospectus was printed, its performance history and average annual returns are not included. Performance history and average annual returns will be available for the Tax-Managed Small Cap Fund after the Fund has been in operation for one calendar year.


                               Fees And Expenses

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.

                               Shareholder Fees
                   (fees paid directly from your investment)

                                                        Maximum Sales
                                        Maximum Sales   Charge (Load)
                                        Charge (Load)    Imposed on       Maximum
                                         Imposed on      Reinvested    Deferred Sales   Redemption   Exchange
                                          Purchases       Dividends    Charge (Load)       Fees        Fees
                                          ---------       ---------    -------------       ----        ----
All Funds, Class E...............           None             None          None            None        None


                         Annual Fund Operating Expenses
                 (expenses that are deducted from Fund assets)
                               (% of net assets)

                                                      Other Expenses
                                                        (including        Total Gross                      Total Net
                                                    Administrative Fees   Annual Fund                     Annual Fund
                                                       and Shareholder     Operating    Fee Waivers and    Operating
                                    Advisory Fee*    Servicing Fees)**     Expense#      Reimbursements    Expenses
                                    -------------   ------------------     --------      --------------    --------
Class E Shares
   Tax-Managed Large Cap..........      0.70%              0.40%             1.10%            0.00%          1.10%
   Tax-Managed Small Cap+.........      0.98%              0.58%             1.56%           (0.06)%         1.50%

______________________

* Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company (FRIMCo) for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** Annual operating expenses for the Tax-Managed Small Cap Fund are based on average net assets expected to be invested during the Fund's first 12 months of operation. During the course of that period, expenses may be more or less than the amount shown. "Other Expenses" for Class E Shares include a shareholder servicing fee of 0.25% of average daily net assets of the Funds' Class E Shares.

# If you purchase any class of Shares of a Fund through a financial intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

+ FRIMCo has contractually agreed to waive, at least until October 31, 2001 up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis.


Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated, and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                1 Year     3 Years   5 Years    10 Years
                                                ------     -------   -------    --------
Class E:
Tax-Managed Large Cap Fund......................  $112        $350      $607      $1,341
Tax-Managed Small Cap Fund......................   153         487       845       1,852



                        SUMMARY COMPARISON OF THE FUNDS


              Fund                            Anticipated             Maximum                      Focus
              ----                              Equity                 Debt                        -----
                                              Investments           Investments
                                              -----------           -----------
Tax-Managed Large Cap Fund.................    65-100%                  35%                 Capital growth
Tax-Managed Small Cap Fund.................    65-100%                  35%                 Capital growth

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES



TAX-MANAGED LARGE CAP FUND (formerly Equity T Fund)
---------------------------------------------------

    Investment    To provide capital growth on an after-tax basis by investing
    Objective     principally in equity securities.

    Principal     The Tax-Managed Large Cap Fund invests primarily in equity
    Investment    securities of large capitalization US companies, as
    Strategies    represented by the S&P 500(R) market index, although the Fund may invest a limited amount in non-US firms from time to time.

                  The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Although it is not an index fund, under normal market conditions, the Tax-Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500(R) market index.

                  The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                  The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                  The Fund intends to minimize its taxable distributions to shareholders in two ways:

                  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                  If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                  The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns. The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

                  When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                  Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

TAX-MANAGED SMALL CAP FUND
--------------------------

    Investment    To provide capital growth on an after-tax basis by investing
    Objective     principally in equity securities of small capitalization
                  companies.

    Principal     The Tax-Managed Small Cap Fund invests primarily in equity
    Investment    securities of US companies, although the Fund may invest a
    Strategies    limited amount in non-US firms from time to time.

                  The Fund generally pursues a market-oriented style of security selection, which incorporates both a growth style and a value style, based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of its total assets in securities that are not included in the S&P 500 market index.

                  The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

                  The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

                  The Fund intends to minimize its taxable distributions to shareholders in two ways:

                  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

                  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

                  If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                  The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

                  When the Fund's shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

                  The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more FRIC money market funds.

                  Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not be able to achieve its investment objective during such times.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


     Risk Associated With:                     Description                            Relevant Fund
     ---------------------                     -----------                            -------------
  Tax-Sensitive Management       A Fund's tax-managed equity investment         Tax-Managed Large Cap
                                 strategy may not provide as high a             Tax-Managed Small Cap
                                 return before consideration of federal
                                 income tax consequences as other funds.
                                 A tax-sensitive investment strategy
                                 involves active management and a Fund
                                 may realize capital gains.

  Equity securities              The value of equity securities will            Tax-Managed Large Cap
                                 rise and fall in response to the               Tax-Managed Small Cap
                                 activities of the company that issued
                                 the stock, general market conditions
                                 and/or economic conditions.


  .  Value Stocks                Investments in value stocks are subject        Tax-Managed Large Cap
                                 to risks that (i) their intrinsic              Tax-Managed Small Cap
                                 values may never be realized by the
                                 market or (ii) such stock may turn out
                                 not to have been undervalued.

  .  Growth Stocks               Growth company stocks may provide              Tax-Managed Large Cap
                                 minimal dividends which could otherwise        Tax-Managed Small Cap
                                 cushion stock prices in a market
                                 decline. The value of growth company
                                 stocks may rise and fall significantly
                                 based, in part, on investors'
                                 perceptions of the company, rather than
                                 on fundamental analysis of the stocks.

  .  Market-Oriented             Market-oriented investments are                Tax-Managed Large Cap
     Investments                 generally subject to the risks                 Tax-Managed Small Cap
                                 associated with growth and value stocks.

  .  Securities of Small         Investments in smaller companies may           Tax-Managed Small Cap
     Capitalization Companies    involve greater risks because these
                                 companies generally have a limited
                                 track record. Smaller companies often
                                 have narrower markets and more limited
                                 managerial and financial resources than
                                 larger, more established companies. As
                                 a result, their performance can be more
                                 volatile, which may increase the
                                 volatility of a Fund's portfolio.

  Exposing Liquidity             By exposing its liquidity reserves to          Tax-Managed Large Cap
  Reserves to Equity             the equity market, principally by use          Tax-Managed Small Cap
  Markets                        of equity futures, a Fund's performance
                                 tends to correlate more closely to the
                                 performance of the market as a whole.
                                 Although this increases a Fund's
                                 performance if equity markets rise, it
                                 reduces a Fund's performance if equity
                                 markets decline.

Securities Lending               If a borrower of a Fund's securities           Tax-Managed Large Cap
                                 fails financially, the Fund's recovery         Tax-Managed Small Cap
                                 of the loaned securities may be delayed
                                 or the Fund may lose its rights to the
                                 collateral which could result in a loss
                                 to a Fund.

     An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            MANAGEMENT OF THE FUNDS

     The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, at June 30, 2000, managed over $18 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

     FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

     FRIMCo's officers and employees who oversee the money managers are:

     . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     . Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

     . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin, primary responsibility for the management of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

     . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard, primary responsibility for management of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Tax-Managed Large Cap Fund, 0.75% and Tax-Managed Small Cap Fund, 1.03%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until October 31, 2001, a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until October 31, 2001, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

     The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                              THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

     J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

     Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.


                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:

      Declared                       Payable                    Funds
      --------                       -------                    -----

      Annually.............. Mid-December            Tax Managed Large Cap and
                                                     Tax-Managed Small Cap Funds

Capital Gains Distributions

     The Board intends to declare capital gain distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

Buying a Dividend

     If you purchase shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.

Automatic Reinvestment

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     When you sell or exchange your shares of a Fund, you may have a capital gain or loss. Any loss incurred on the sale or exchange of a Fund's Shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such Shares. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

     The Funds make no representation as to the amount of variability of each Funds' capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

     Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding shares of a Fund.

     When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, then the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

     If you are a corporate investor, a portion of the dividends from net investment income paid by the Tax-Managed Large Cap Fund or Tax-Managed Small Cap Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

     Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. You should consult your own tax adviser concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per share is calculated for Shares of each class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. All Funds determine net asset value at 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

     Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                         DISTRIBUTION AND SHAREHOLDER
                            SERVICING ARRANGEMENTS

     The Funds offer multiple classes of Shares: Class C Shares, Class E Shares and Class S Shares.

          Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

          Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

          Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.

                            HOW TO PURCHASE SHARES

     Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For the Class E Shares, there is a $2,500 required minimum initial investment for each account in each Fund. Each Fund reserves the right to change the categories of investors eligible to purchase its shares or the required minimum investment amount. You may be eligible to purchase Fund shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' statement of additional information.

     Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.

Paying for Shares

     You may purchase Shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

     All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

     Orders must be received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Purchases can be made on any day when Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

     For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

     You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

     The Funds will accept orders at the next computed net asset value through Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.

                              EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                             HOW TO REDEEM SHARES

     Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.

By Mail or Telephone

     You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Omnibus Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Fund shares are held in an omnibus account.

                        PAYMENT OF REDEMPTION PROCEEDS

By Check

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                             WRITTEN INSTRUCTIONS



Proper Form: Written instructions must be in proper form. They must include:

             A description of the request

       The name of the Fund(s)

       The class of shares, if applicable

       The account number(s)

       The amount of money or number of shares being purchased, exchanged,
       transferred or       redeemed

       The name(s) on the account(s)

       The signature(s) of all registered account owners

       For exchanges, the name of the Fund you are exchanging into

       Your daytime telephone number

Signature Requirements Based on Account Type



Account Type                       Requirements for Written Requests
Individual, Joint Tenants,         Written instructions must be signed by each shareholder, exactly as the
Tenants in Common                  names appear in the account registration.

UGMA or UTMA (custodial accounts   Written instructions must be signed by the custodian in his/her
for minors)                        capacity as it appears in the account registration.

Corporation, Association           Written instructions must be signed by authorized person(s), stating his/her capacity as indicated by the corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

Estate, Trust, Pension, Profit     Written instructions must be signed by all trustees. If the name of the
Sharing Plan                       trustee(s) does not appear in the account registration, please provide a copy of the trust document certified within the last 60 days.

Joint tenancy shareholders whose   Written instructions must by signed by the surviving tenant(s). A
co-tenants are deceased            certified copy of the death certificate must accompany the request.

Signature Guarantee

     The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                               ACCOUNT POLICIES

Third Party Transactions

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

     A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout each year or period ended December 31 and for the four months ended April 30, 2000. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information, except for the four months ended April 30, 2000 data, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. The Funds' semi-annual reports for the period ended April 30, 2000 are also available upon request. The information in the following tables represents the Financial Highlights for the Funds' Class S Shares for the periods shown. No Class E Shares were issued during the periods shown.

Tax-Managed Large Cap Fund-Class S Shares


                                                                                        Years Ended December 31,
                                                                      ------------------------------------------------------------
                                                         2000*            1999            1998            1997            1996**
                                                      ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period...........       $      21.17    $      18.26    $      13.90    $      10.61    $      10.00
                                                      ------------    ------------    ------------    ------------    ------------

Income From Operations
 Net investment income (a).....................                .04             .14             .10             .08             .03
 Net realized and unrealized gain (loss).......               (.44)           2.88            4.35            3.28             .61
                                                      ------------    ------------    ------------    ------------    ------------

   Total income from operations................               (.40)           3.02            4.45            3.36             .64
                                                      ------------    ------------    ------------    ------------    ------------

Distributions
 From net investment income....................               (.01)           (.11)           (.08)           (.07)           (.03)
 From net realized gain........................                 --              --            (.01)             --              --
                                                      ------------    ------------    ------------    ------------    ------------

   Total distributions.........................               (.01)           (.11)           (.09)           (.07)           (.03)
                                                      ------------    ------------    ------------    ------------    ------------

Net Asset Value, End of Period.................       $      20.76    $      21.17    $      18.26    $      13.90    $      10.61
                                                      ============    ============    ============    ============    ============

Total Return (%)(b)............................              (1.91)          16.57           32.08           31.73            6.10

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)......            625,720         566,001         305,452         109,735          19,931

 Ratios to average net assets (%)(c):
   Operating expenses, net.....................                .86             .85             .99            1.00            1.00
   Operating expenses, gross...................                .86             .85             .99            1.08            2.83
   Net investment income.......................                .54             .71             .61             .92            1.62

 Portfolio turnover rate (%)...................               9.14           48.35           50.59           39.23            8.86

*   For the four months ended April 30, 2000 (Unaudited).
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

Tax-Managed Small Cap Fund-Class S Shares

                                                            2000*       1999**
                                                         ----------   ----------
Net Asset Value, Beginning of Period..................   $    10.73   $    10.00
                                                         ----------   ----------

Income From Operations
 Net investment income (a)............................          .01          .01
 Net realized and unrealized gain (loss)..............          .53          .72
                                                         ----------   ----------

   Total income from operations.......................          .54          .73
                                                         ----------   ----------

Distributions
 From net investment income...........................         (.01)          --
                                                         ----------   ----------

Net Asset Value, End of Period........................   $    11.26   $    10.73
                                                         ==========   ==========

Total Return (%)(b)...................................         5.02         7.30

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands).............       72,297       29,053

 Ratios to average net assets (%)(c):
   Operating expenses, net............................         1.25         1.25
   Operating expenses, gross..........................         1.66         7.95
   Net investment income..............................          .22         1.92

 Portfolio turnover rate (%)..........................         4.01         3.33

*   For the four months ended April 30, 2000 (Unaudited).
** For the period December 1, 1999 (commencement of operations) to December 31, 1999.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.


                          Tax-Managed Large Cap Fund

     J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                          Tax-Managed Small Cap Fund

     Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.



     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Fund Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

  Frank Russell Investment Company
  909 A Street
  Tacoma, WA  98402
  Telephone: 1-800-787-7354
  Fax: 253-591-3495
  Website: russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class E Shares:
     Tax-Managed Large Cap Fund
     Tax-Managed Small Cap Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                           36-08-095     (11/00)

                                                FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

PROSPECTUS


CLASS I AND S SHARES:*

MONEY MARKET FUND
TAX FREE MONEY MARKET FUND

CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND


________________________, 2000



909 A STREET, TACOMA, WA  98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


* Effective _____________, 2000, the existing Class S Shares of the Money Market Fund and Tax Free Money Market Fund were redesignated as Class I Shares, and new Class S Shares of the Money Market Fund and Tax Free Money Market Fund were created. All references herein to Class S are to the new Class S established on ___________, 2000.

                               TABLE OF CONTENTS


Risk/Return Summary
   Investment Objective, Principal Investment Strategies and Principal Risks....................................  1
   Performance..................................................................................................  3
   Fees and Expenses............................................................................................  6
Investment Objective and Principal Investment Strategies........................................................  8
Risks........................................................................................................... 10
Management of the Funds......................................................................................... 12
The Money Managers.............................................................................................. 12
Dividends and Distributions..................................................................................... 13
Taxes........................................................................................................... 13
How Net Asset Value Is Determined............................................................................... 14
How to Purchase Shares.......................................................................................... 14
Exchange Privilege.............................................................................................. 16
How to Redeem Shares............................................................................................ 17
Payment of Redemption Proceeds.................................................................................. 18
Written Instructions............................................................................................ 19
Account Policies................................................................................................ 20
Financial Highlights............................................................................................ 21
Money Manager Information....................................................................................... 25

                              RISK/RETURN SUMMARY

  Investment Objective,  Principal Investment Strategies and Principal Risks

MONEY MARKET FUND
-----------------

   Investment       To maximize current income to the extent consistent with the
   Objective        preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

   Principal        The Money Market Fund invests in a portfolio of high quality
   Investment       money market securities maturing within 397 days or less.
   Strategies       The Fund principally invests in securities issued or
                    guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

   Principal Risks  An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.

US GOVERNMENT MONEY MARKET FUND
-------------------------------

   Investment       To provide the maximum current income that is consistent
   Objective        with the preservation of capital and liquidity and the
                    maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

   Principal        The US Government Money Market Fund invests in a portfolio
   Investment       of high quality money market securities issued or guaranteed
   Strategies       by the US government or any of its agencies and
                    instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

   Principal Risks  An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.


TAX FREE MONEY MARKET FUND
--------------------------

   Investment       To provide the maximum current income exempt from federal
   Objective        income tax that is consistent with the preservation of
                    capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

   Principal        The Tax Free Money Market Fund invests in a portfolio of
   Investment       high quality short-term debt securities maturing in 397 days
   Strategies       or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.

   Principal Risks  An investment in the Tax Free Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.

An investment in any of the Funds offered by this Prospectus is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Funds.

                                  Performance

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Money Market and Tax Free Money Market Funds' Class I Shares and the US Government Money Market Fund's Class S Shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Fund's Class S or Class I Shares, as applicable, is set forth below the bar charts.

     Effective __________, 2000, the existing Class S Shares of the Money Market Fund and Tax Free Money Market Fund ("old Class S Shares") were redesignated as Class I Shares, and new Class S Shares of the Money Market Fund and Tax Free Money Market Fund were created. The returns shown for the Class I Shares prior to that date are those of the Funds' old Class S Shares. No Shares of the Class that is currently designated Class S of the Money Market Fund or Tax Free Money Market Fund were issued during the periods shown. Class S Shares and Class I Shares of the Money Market and Tax Free Money Market Funds will have substantially similar annual returns because the Shares of each class are invested in the same portfolio of securities. Annual returns for these classes will differ only to the extent that the Class S Shares and Class I Shares do not have the same expenses. The expenses for Class S Shares of the Money Market and Tax Free Money Market Funds are generally expected to be higher than the expenses for the Class I Shares of those Funds.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.

     Past performance is no indication of future results.


                           Money Market Fund Class I
                             Annual Total Returns*
                       (for the years ended December 31)

                       [PERFORMANCE GRAPH APPEARS HERE]


Measurement Period
(Fiscal Year Ended)
-------------------

1990      8.55%
1991      6.38%
1992      4.11%
1993      3.48%
1994      4.57%
1995      6.19%
1996      5.63%
1997      5.79%
1998      5.69%
1999      5.27%




               * Year to date return as of June 30, 2000: 3.01%

                          Best Quarter: 2.11% (3Q/90)
                         Worst Quarter: 0.80% (4Q/93)


Average annual total returns
for the periods ended December 31, 1999                          1 Year    5 years   10 years
---------------------------------------                          ------    -------   --------
Money Market Fund Class I*....................................    5.27%      5.70%      5.54%

                                                                 Current
30-Day Yields for the year ended December 31, 1999               -------
--------------------------------------------------
Money Market Fund Class I.....................................     5.67%

7-Day Yields for the year ended December 31, 1999                Current   Effective
-------------------------------------------------                -------   ---------
Money Market Fund Class I.....................................     5.69%     5.85%

___________


* For periods prior to April 1, 1995 performance results for the Money Market Fund do not reflect deduction of management fees.

          To obtain current yield information, please call 1-800-787-7354.

                    US Government Money Market Fund Class S
                             Annual Total Returns*
                       (for the years ended December 31)


                       [Performance Graph Appears Here]


Measurement Period
(Fiscal Year Ended)
-------------------

1990      8.04%
1991      5.90%
1992      3.53%
1993      2.88%
1994      3.87%
1995      5.98%
1996      5.40%
1997      5.59%
1998      5.34%
1999      4.93%




          * Year to date return as of June 30, 2000: 2.89%


                          Best Quarter: 1.98% (3Q/90)
                         Worst Quarter: 0.67% (4Q/93)


Average annual total returns
for the periods ended December 31, 1999                                        1 Year     5 years    10 years
---------------------------------------                                        ------     -------    --------
US Government Money Market Fund Class S......................................   4.93%       5.44%       5.13%

                                                                               Current
30-Day Yields for the year ended December 31, 1999                             -------
--------------------------------------------------
US Government Money Market Fund Class S......................................   5.35%

                                                                               Current    Effective
7-Day Yields for the year ended December 31, 1999                              -------    ---------
-------------------------------------------------
US Government Money Market Fund Class S......................................   5.30%       5.44%

     To obtain current yield information, please call 1-800-787-7354.

                       Tax Free Money Market Fund Class I
                             Annual Total Returns*
                       (for the years ended December 31)


                       [Performance Graph Appears Here]


Measurement Period
(Fiscal Year Ended)
-------------------

1990      5.99%
1991      4.84%
1992      3.09%
1993      2.55%
1994      2.83%
1995      3.76%
1996      3.35%
1997      3.61%
1998      3.36%
1999      3.31%



               * Year to date return as of June 30, 2000: 1.97%

                          Best Quarter: 1.50% (4Q/90)
                         Worst Quarter: 0.58% (1Q/94)


Average annual total returns
for the periods ended December 31, 1999                                        1 Year     5 years    10 years
---------------------------------------                                        ------     -------    --------
Tax Free Money Market Fund Class I...........................................   3.31%       3.47%       3.66%

30-Day Yields for the year ended December 31, 1999                             Current
--------------------------------------------------                             -------
Tax Free Money Market Fund Class I...........................................   3.70%

7-Day Yields for the year ended December 31, 1999                              Current    Effective
-------------------------------------------------                              -------    ---------
Tax Free Money Market Fund Class I...........................................   4.42%       4.52%

7-Day Tax Equivalent Yield for the year ended December 31, 1999                Current    Effective
---------------------------------------------------------------                -------    ---------
Tax Free Money Market Fund...................................................   7.32%       7.48%


     To obtain current yield information, please call 1-800-787-7354.

                               Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                Shareholder Fees
                   (fees paid directly from your investment)


                                                          Maximum Sales
                                     Maximum Sales        Charge (Load)
                                     Charge (Load)         Imposed on
                                      Imposed on           Reinvested         Maximum Deferred
                                       Purchases            Dividends       Sales Charge (Load)   Redemption Fees   Exchange Fees
                                       ---------            ---------       -------------------   ---------------   --------------
Each Fund (Classes I and S)              None                 None                  None               None            None

                         Annual Fund Operating Expenses
                 (expenses that are deducted from Fund assets)
                               (% of net assets)


                                                                       Other
                                                                      Expenses
                                                                    (including       Total Gross                   Total Net
                                                                   Administrative    Annual Fund                  Annual Fund
                                                                 Fees and Transfer    Operating        Fee         Operating
                                                   Advisory Fee     Agency Fees)      Expenses*     Waivers#       Expenses
                                                   ------------     -------------     ---------     ---------      ---------
Class I:
Money Market Fund................................         0.20%               0.12%         0.32%      (0.15)%            0.17%
Tax Free Money Market Fund.......................         0.20%               0.11%         0.31%      (0.10)%            0.21%

Class S:
Money Market Fund................................         0.20%               0.27%         0.47%      (0.15)%            0.32%
US Government Money Market Fund..................         0.20%               0.34%         0.54%      (0.24)%            0.30%
Tax Free Money Market Fund.......................         0.20%               0.21%         0.41%      (0.10)%            0.31%

___________________________

* If you purchase any class of Shares of a Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your intermediary for information concerning what additional fees, if any, will be charged.

# FRIMCo has contractually agreed to waive, at least until October 31, 2001, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until October 31, 2001, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                            1 Year    3 Years     5 Years      10 Years
                                                                           ---------  ----------  ----------  ------------

Class I:
Money Market Fund........................................................        $17        $ 87        $164          $390
Tax Free Money Market Fund...............................................         22          90         164           384

Class S:
Money Market Fund........................................................         33         136         248           578
US Government Money Market Fund..........................................         31         149         278           654
Tax Free Money Market Fund...............................................         32         122         220           508

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

MONEY MARKET FUND
-----------------

 Investment       To maximize current income to the extent consistent with the preservation of capital and
 Objective        liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

 Principal        The Money Market Fund invests in a portfolio of high quality money market securities
 Investment       maturing within 397 days or less. The Fund principally invests in securities issued or
 Strategies       guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts.
                  The Fund invests in securities which may be supported by credit enhancements primarily from US and foreign banks. Up to 10% of the Fund's net assets may be "illiquid"
                  securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indices which reset frequently. The dollar- weighted average maturity of the Fund's portfolio is 90 days or less.

                  The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

 US GOVERNMENT MONEY MARKET FUND
--------------------------------

 Investment       To provide the maximum current income that is consistent with the preservation of
 Objective        capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

 Principal        The US Government Money Market Fund invests in a portfolio of high quality money market
 Investment       securities issued or guaranteed by the US government or any of its agencies and
 Strategies       instrumentalities maturing within 397 days or less. These include, among others, the US
                  Treasury, Federal National Mortgage Association, Federal Home Loan Mortgage Association
                  and the Federal Home Loan Bank.  The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indices and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

                  The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

TAX FREE MONEY MARKET FUND
--------------------------

 Investment       To provide the maximum current income exempt from federal income tax that is consistent
 Objective        with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

 Principal        The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt
 Investment       securities maturing in 397 days or less. The dollar-weighted average maturity of the
 Strategies       Fund's portfolio is 90 days or less.

                  The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A- or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

                  Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

                  From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                     RISKS

   An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


    Risk Associated With:                       Description                              Relevant Fund
    ---------------------                       -----------                              -------------

   Fixed-income                 Prices of fixed-income securities rise and fall in       Money Market
   Securities                   response to interest rate changes. Generally, when       US Government
                                interest rates rise, prices of fixed-income               Money Market
                                securities fall. The longer the duration of the          Tax Free
                                security, the more sensitive the security is to this      Money Market
                                risk. A 1% increase in interest rates would reduce
                                the value of a $100 note by approximately one dollar
                                if it had a one-year duration, but would reduce its
                                value by approximately fifteen dollars if it had a
                                15-year duration. There is also a risk that one or
                                more of the securities will be downgraded in credit
                                rating or go into default. Lower-rated bonds
                                generally have higher credit risks.

   Instruments of               Non-US corporations and banks issuing dollar             Money Market
   US and Foreign               denominated instruments in the US are not necessarily
   Banks and                    subject to the same regulatory requirements that
   Branches and                 apply to US corporations and banks, such as
   Foreign                      accounting, auditing and recordkeeping standards, the
   Corporations                 public availability of information and, for banks,
                                reserve requirements, loan limitations and
                                examinations. This increases the possibility that a
                                non-US corporation or bank may become insolvent or
                                otherwise unable to fulfill its obligations on these
                                instruments.

   Municipal                    Municipal obligations are affected by economic,          Tax Free
   Obligations                  business or political developments. These securities      Money Market
                                may be subject to provisions of litigation,
                                bankruptcy and other laws affecting the rights and
                                remedies of creditors, or may become subject to
                                future laws extending the time for payment of
                                principal and/or interest, or limiting the rights of
                                municipalities to levy taxes.

   Credit and                   Adverse changes in a guarantor's credit quality if       Money Market
   Liquidity                    contemporaneous with adverse changes in the              Tax Free
   Enhancements                 guaranteed security could cause losses to a Fund and      Money Market
                                may affect its net asset value.

   Repurchase                   Under a repurchase agreement, a bank or broker sells     US Government
   Agreements                   securities to a Fund and agrees to repurchase them at     Money Market

                                the Fund's cost plus interest. If
                                the value of the securities
                                declines, and the bank or broker
                                defaults on its repurchase
                                obligation, the Fund could incur
                                a loss.

   An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                            MANAGEMENT OF THE FUNDS

     The Funds' investment adviser is Frank Russell Investment Management Company (FRIMCo), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, at June 30, 2000, managed over $18 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company (Russell).

     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

     FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.

     The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until October 31, 2001, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until October 31, 2001, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in certain portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

                              THE MONEY MANAGERS

     The Tax Free Money Market Fund allocates its assets to the money manager listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets to one or more other money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.

     A money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, the money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, the manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for a manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to a money manager, FRIMCo intends to capitalize on the strengths of the money manager and if multiple managers are employed, to combine their investment activities in a complementary fashion.

Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                          DIVIDENDS AND DISTRIBUTIONS

Income Dividends

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:

Declared                                 Payable                              Funds
--------                                 -------                              -----
Daily.......................    Jan. to Nov., 2nd to last                Money Market Fund
                                business day of the month; Dec.,         US Government Money Market Fund
                                last business day of the month           Tax Free Money Market Fund

     The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is paid monthly.

Capital Gains Distributions

     The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.

Automatic Reinvestment

     Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES

     In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

     Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.

     Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a Fund.

     The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

     By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

     Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the SAI.

                       HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

     The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. A business day for the Funds includes any day on which the New York Stock Exchange
(NYSE) is open for trading and the Boston Federal Reserve Bank is open. Neither the NYSE nor the Boston Federal Reserve Bank is open on national holidays. All Funds determine net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.

Valuation of Portfolio Securities

     The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

                            HOW TO PURCHASE SHARES

     Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

     For Class I Shares, there is a $100,000 required minimum initial investment for each account in each Fund. There is currently no required minimum investment for Class S Shares of the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the other Frank Russell Investment Company
Prospectuses.

     Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class I or Class S Shares of the Funds.

Paying for Shares

     You may purchase Shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order. Under certain circumstances, such as retirement plan rollovers, you may also be able to purchase Shares directly from the Funds.

     All purchases must be made in US. dollars. Checks and other negotiable bank drafts must be drawn on US. banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

     Orders must be received by the Funds prior to the following designated times:

     4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*         Money Market Fund
     11:45 a.m. Eastern Time                                                    Tax Free Money Market Fund
     12:15 p.m. Eastern Time                                                    US Government Money Market Fund

______________________________

* On days when the Public Securities Association declares an early closure of the bond market, orders to purchase Shares of the Money Market Fund must be received prior to the time of such early closure.

     Purchases can be made on any day when Fund Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

     Generally, you must place purchase orders for Shares of the Funds through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail


     For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company." Purchases by check are subject to a 10 day hold before Shares can be redeemed.

By Federal Funds Wire

     You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

     You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company. Purchases through ACH are subject to a 10 day hold before Shares can be redeemed.

Automated Investment Program

     You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three-Day Settlement Program

     The Funds will accept orders at the next computed net asset value from Financial Intermediaries to purchase Shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.

Check Writing Privileges

     If you buy Class S Shares of the Money Market Fund or Tax Free Money Market Fund, you may request redemption drafts (checks) free of charge on your account application or, for an existing account, by calling Russell Investor Services at 800-RUSSEL4 (800-787-7354). Check writing privileges allow you to write checks against your account. There are no check writing privileges for the US Government Money Market Fund.





     The minimum amount for which a check can be written is $500. Any checks under that amount presented for payment may be rejected. Checks written for amounts larger than the collected balance in your account will be rejected. The payee of the check may charge you for rejected checks.


                              EXCHANGE PRIVILEGE

By Mail or Telephone

     Through your Financial Intermediary, you may exchange Shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for Shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

     Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.

     An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.

In-Kind Exchange of Securities

     FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

     Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.

     The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                             HOW TO REDEEM SHARES

     Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 10 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

     Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program described below.

     4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*      Money Market Fund
     11:45 a.m. Eastern Time                                                 Tax Free Money Market Fund
     12:15 p.m. Eastern Time                                                 US Government Money Market Fund

_____________________________

* On days when the Public Securities Association declares an early closure of the bond market, orders to redeem Shares of the Money Market Fund must be received prior to the time of such early closure.

By Mail or Telephone

     You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

     The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.

     You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Selling Shares by Check

     For accounts with check writing privileges, you may make checks payable to any person for any amount of $500 or more. Since you will not know the exact amount in your account on the day a check clears, a check should not be used to close your account.

     The checks are drawn through State Street Bank and Trust Company (the "Bank"). The Bank may end this service at any time upon notice to you. You generally will not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at any bank. Since the Funds are not banks, the Funds cannot assure that a stop payment order you write will be effective. The Funds will use their best efforts, however, to see that these orders are carried out.

     When a check is presented for payment, the Funds will redeem an equivalent number of Shares in your account to cover the amount of the check. The Shares will be redeemed at the net asset value next determined after the Funds receive the check, as long as the check does not exceed the collected balance in your account. If a check is presented for payment that exceeds the collected balance in your account, the Bank may return the check unpaid.


Omnibus Accounts

     Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                        PAYMENT OF REDEMPTION PROCEEDS

By Check

     When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

     If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal

Reserve System.

                             WRITTEN INSTRUCTIONS

Proper Form: Written instructions must be in proper form. They must include:

          A description of the request

          The name of the Fund(s)

          The class of shares, if applicable

          The account number(s)

          The amount of money or number of shares being purchased, exchanged, transferred or redeemed

          The name(s) on the account(s)

          The signature(s) of all registered account owners

          For exchanges, the name of the Fund you are exchanging into

          Your daytime telephone number

Signature Requirements Based on Account Type


     Account Type                  Requirements for Written Requests

     Individual, Joint Tenants,    Written instructions must be signed by each shareholder, exactly as the
      Tenants in Common            names appear in the account registration.
     UGMA or UTMA (custodial       Written instructions must be signed by the custodian in his/her
     accounts for minors)          capacity as it appears in the account registration.
     Corporation, Association      Written instructions must be signed by authorized person(s), stating his/her capacity as indicated by the corporate resolution to act on the account and a copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.
     Estate, Trust, Pension,       Written instructions must be signed by all trustees. If the name of the
      Profit Sharing               trustee(s) does not appear in the account registration, please provide
     Plan                          a copy of the trust document certified within the last 60 days.
     Joint tenancy shareholders    Written instructions must by signed by the surviving tenant(s). A
     whose co-tenants are          certified copy of the death certificate must accompany the request.
     deceased

Signature Guarantee

     The Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                               ACCOUNT POLICIES

Third Party Transactions

     If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

     A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.

Stale Checks

     For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Funds have adopted procedures described in the statement of additional information regarding the treatment of stale checks, or you may contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share throughout each year or period ended December 31 and for the four months ended April 30, 2000. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information, except for the four months ended April 30, 2000 data, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. Effective _____________, 2000, the existing Class S Shares of the Money Market Fund and Tax Free Money Market Fund were redesignated as Class I Shares, and new Class S Shares of the Money Market Fund and Tax Free Money Market Fund were created. All references to Class S are to the new Class S established on ___________, 2000.

Money Market Fund-Class I Shares

                                                                                       Years Ended December 31,
                                                                 ------------------------------------------------------------------
                                                      2000*         1999           1998         1997           1996         1995
                                                   -----------   -----------   -----------   -----------   -----------   ----------
Net Asset Value, Beginning of Period............   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $   1.0000
                                                   -----------   -----------   -----------   -----------   -----------   ----------

Income From Operations
 Net investment income..........................         .0191         .0515         .0553         .0563         .0549        .0601
                                                   -----------   -----------   -----------   -----------   -----------   ----------

Distributions
 From net investment income.....................        (.0191)       (.0515)       (.0553)       (.0563)       (.0549)      (.0601)
                                                   -----------   -----------   -----------   -----------   -----------   ----------

Net Asset Value, End of Period..................   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $    1.0000   $   1.0000
                                                   ===========   ===========   ===========   ===========   ===========   ==========

Total Return (%)(a)(c)..........................          1.93          5.27          5.69          5.79          5.63         6.19

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands).......     1,627,797     2,026,717     1,605,026       926,283       496,932      533,643

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net......................           .16           .17           .16           .08           .05          .06
   Operating expenses, gross....................           .31           .32           .31           .30           .30          .26
   Net investment income........................          5.76          5.15          5.54          5.65          5.49         6.01

*   For the four months ended April 30, 2000 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

US Government Money Market Fund-Class S Shares


                                                                                    Years Ended December 31,
                                                             ----------------------------------------------------------------------
                                                  2000*          1999          1998          1997           1996           1995
                                               -----------   -----------   -----------   ------------   ------------   ------------
Net Asset Value, Beginning of Period.........  $    1.0000   $    1.0000   $    1.0000   $     1.0000   $     1.0000   $     1.0000
                                               -----------   -----------   -----------   ------------   ------------   ------------

Income From Operations
 Net investment income.......................        .0185         .0483         .0520          .0545          .0526          .0580
                                               -----------   -----------   -----------   ------------   ------------   ------------

Distributions
 From net investment income..................       (.0185)       (.0483)       (.0520)        (.0545)        (.0526)        (.0580)
                                               -----------   -----------   -----------   ------------   ------------   ------------

Net Asset Value, End of Period...............  $    1.0000   $    1.0000   $    1.0000   $     1.0000   $     1.0000   $     1.0000
                                               ===========   ===========   ===========   ============   ============   ============

Total Return (%)(a)(c).......................         1.86          4.93          5.34           5.59           5.40           5.98

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands)....      110,476       190,150       166,224        187,412        239,725        149,941

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net...................          .30           .30           .32            .20            .25            .32
   Operating expenses, gross.................          .48           .54           .55            .41            .50            .51
   Net investment income.....................         5.53          4.83          5.20           5.44           5.27           5.82

*   For the four months ended April 30, 2000 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

Tax Free Money Market Fund-Class I Shares

                                                                                  Years Ended December 31,
                                                               --------------------------------------------------------------
                                                     2000*        1999         1998         1997         1996         1995
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period..........    $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ----------   ----------   ----------   ----------   ----------   ----------

Income From Operations
 Net investment income........................         .0122        .0326        .0331        .0355        .0329        .0370
                                                  ----------   ----------   ----------   ----------   ----------   ----------

Distributions
 From net investment income...................        (.0122)      (.0326)      (.0331)      (.0355)      (.0329)      (.0370)
                                                  ----------   ----------   ----------   ----------   ----------   ----------

Net Asset Value, End of Period................    $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                  ==========   ==========   ==========   ==========   ==========   ==========

Total Return (%)(a)(c)........................          1.23         3.31         3.36         3.61         3.35         3.76

Ratios/Supplemental Data:
 Net Assets, end of period (in thousands).....       205,957      246,695      194,663      130,725      102,207      78,000

 Ratios to average net assets (%)(b)(c):
   Operating expenses, net....................           .30          .21          .34          .28          .42          .48
   Operating expenses, gross..................           .40          .31          .44          .38          .42          .48
   Net investment income......................          3.69         3.28         3.29         3.55         3.28         3.69

*   For the four months ended April 30, 2000 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the periods less than one year are annualized.
(c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment service fees.

                           MONEY MANAGER INFORMATION

     The money managers identified below, other than the money manager for the Money Market and US Government Money Market Funds, have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.

                               Money Market Fund

     Frank Russell Investment Management Company, 909 A Street, Tacoma, WA
98402.

                        US Government Money Market Fund

     Frank Russell Investment Management Company, See: Money Market Fund.

                          Tax Free Money Market Fund

     Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY
10004.

     When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Fund Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

     Frank Russell Investment Company
     909 A Street
     Tacoma, WA  98402
     Telephone: 1-800-787-7354
     Fax: 253-591-3495
     Website: russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

FRANK RUSSELL INVESTMENT COMPANY FRANK RUSSELL INVESTMENT COMPANY

Class I and S Shares:
          Money Market Fund
          Tax Free Money Market Fund

Class S Shares:
          US Government Money Market Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                              36-08-059 (___/00)

                       FRANK RUSSELL INVESTMENT COMPANY
                                 909 A Street
                           Tacoma, Washington 98402
                           Telephone (800) 972-0700
                         In Washington (253) 627-7001

                      STATEMENT OF ADDITIONAL INFORMATION
                           __________________, 2000


       Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

       This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

       Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

       This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended December 31, 1999 and FRIC's Semi-Annual Report to Shareholders for the four months ended April 30, 2000. Copies of the Funds' Annual Reports and Semi-Annual Reports accompany this Statement.

       This Statement relates to the following Funds, each of which commenced operations on the date indicated:

                                             Fund Inception
         Fund                                      Date                  Prospectus Date
         ----                                      ----                  ---------------
Money Market Fund                            October 15, 1981            __________, 2000
U.S. Government Money Market Fund            September 5, 1985           __________, 2000
Tax Free Money Market                        May 8, 1987                 __________, 2000
Tax-Managed Large Cap Fund                   October 7, 1996             __________, 2000
Tax-Managed Small Cap Fund                   December 1, 1999            __________, 2000

This Statement relates only to those Funds listed above. However, certain information herein may also apply to other FRIC Funds not offered by this Statement.

Each of the Funds, other than the US Government Money Market Fund, presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

---------------------------------------------------------------------------------------------
Fund                                            Class C     Class E     Class I     Class S
---------------------------------------------------------------------------------------------
Money Market Fund*                                                         X           X
---------------------------------------------------------------------------------------------
U.S. Government Money Market                                                           X
---------------------------------------------------------------------------------------------
Tax Free Money Market*                                                     X           X
---------------------------------------------------------------------------------------------
Tax-Managed Large Cap (formerly Equity T)          X           X                       X
---------------------------------------------------------------------------------------------
Tax-Managed Small Cap                              X           X                       X
---------------------------------------------------------------------------------------------

__________________

* Effective ______________, 2000, the existing Class S Shares of the Money Market and Tax Free Money Market Funds were redesignated as Class I Shares, and new Class S Shares of these Funds were created. All reference herein to Class S of the Money Market and Tax Free Money Market Funds are to the new Class S Shares established on ___________, 2000.

                               TABLE OF CONTENTS

            CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN THE
                       GLOSSARY, WHICH BEGINS ON PAGE 57

                                                                                                                Page
STRUCTURE AND GOVERNANCE.....................................................................................    1
       Organization and Business History.....................................................................    1
       Shareholder Meetings..................................................................................    1
       Controlling Shareholders..............................................................................    1
       Trustees and Officers.................................................................................    2

OPERATION OF FRIC............................................................................................    7
       Service Providers.....................................................................................    7
       Consultant............................................................................................    7
       Advisor and Administrator.............................................................................    8
       Money Managers........................................................................................    9
       Distributor...........................................................................................    9
       Custodian and Portfolio Accountant....................................................................    9
       Transfer and Dividend Disbursing Agent................................................................   10
       Order Placement Designees.............................................................................   10
       Independent Accountants...............................................................................   10
       Codes of Ethics.......................................................................................   10
       Plan Pursuant to Rule 18f-3...........................................................................   12
       Distribution Plan.....................................................................................   13
       Shareholder Services Plan.............................................................................   14
       Fund Expenses.........................................................................................   15
       Purchase and Redemption of Fund Shares................................................................   15
       Valuation of Fund Shares..............................................................................   15
       Valuation of Portfolio Securities.....................................................................   16
       Portfolio Transaction Policies........................................................................   16
       Portfolio Turnover Rate...............................................................................   17
       Brokerage Allocations.................................................................................   17
       Brokerage Commissions.................................................................................   18
       Yield and Total Return Quotations.....................................................................   20

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................................................   21
       Investment Restrictions...............................................................................   22
       Investment Policies...................................................................................   24
       Certain Investments...................................................................................   28

TAXES........................................................................................................   45

MONEY MANAGER INFORMATION....................................................................................   49

RATINGS OF DEBT INSTRUMENTS..................................................................................   50

FINANCIAL STATEMENTS.........................................................................................   56

GLOSSARY.....................................................................................................   57

                           STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem Shares in a Fund under circumstances set forth in the Master Trust Agreement.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 2b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At _________________, 2000, the following persons could be deemed to "control" the following Funds because such persons owned more than 25% of the voting securities of the indicated Funds:

At ______________, 2000, the following persons owned 5% or more of any Class of any Fund's Shares:








































































The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $147,339 for the year ended December 31, 1999 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following table contains the Trustees and officers and their positions with FRIC, their dates of birth, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

--------------------------------------------------------------------------------------------------------------
                                                                    Principal Occupation(s)
        Name, Age,            Position(s) Held                            During the
         Address                  with Fund                              Past 5 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*George F. Russell,         Trustee Emeritus       Also currently: Trustee Emeritus and Chairman Emeritus,
Jr., Born July 3, 1932      and Chairman           Russell Insurance Funds; Director, Chairman of the Board
                            Emeritus since         and Chief Executive Officer, Russell Building Management
909 A Street                1998.                  Company, Inc.; Director and Chairman of the Board, Frank
Tacoma, Washington                                 Russell Company; Director and Chairman of the Board,
98402-1616                                         Frank Russell Investments (Delaware), Inc.; Chairman
                                                   Emeritus/Director Emeritus, Frank Russell Trust Company;
                                                   Chairman Emeritus, Frank Russell Securities, Inc.;
                                                   Director Emeritus, Frank Russell Investment Management
                                                   Company; Director, Chairman of the Board and President,
                                                   Russell 20/20 Association. From 1984 to December 1998,
                                                   Trustee and Chairman of the Board of FRIC. From August
                                                   1996 to December 1998, Trustee and Chairman of the Board
                                                   of Russell Insurance Funds.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee,               Also currently: Trustee, President and Chief Executive
Born April 22, 1939         President and          Officer, Russell Insurance Funds; Director, Chief
                            Chief Executive        Executive Officer and Chairman of the Board, Russell
909 A Street                Officer since          Fund Distributors, Inc.; Trustee, Chairman of the Board,
Tacoma, Washington          1987.                  President, The SSgA Funds (investment company); Director
98402-1616                                         and Chairman of the Board, Frank Russell Investment
                                                   Management Company; Chairman of the Board, Frank Russell
                                                   Trust Company; Director and Chairman of the Board, Frank
                                                   Russell Investment Company PLC; Director, Frank Russell
                                                   Investments (Ireland) Limited, Frank Russell Investments
                                                   (Cayman) Ltd., and Frank Russell Investments (UK) Ltd.;
                                                   March 1997 to December 1998, Director, Frank Russell
                                                   Company; June 1993 to November 1995, Director, Frank
                                                   Russell Company.  Until September 1994, Director and
                                                   President, The Laurel Funds, Inc. (investment company).
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Russell Insurance Funds. 1996 to
Born October 15, 1931                              present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
23 Forest Glen Lane                                President, Vancouver Door Company, Inc.
Tacoma, Washington 98409
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Russell Insurance Funds. President,
                                                   Paul Anton and Associates (Marketing Consultant on emerging
Born December 1, 1919                              international markets for small corporations). 1991-1994,
                                                   Adjunct Professor, International Marketing, University of
PO Box 212                                         Washington, Tacoma, Washington.
Gig Harbor,
Washington 98335
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                      Principal Occupation(s)
         Name, Age,            Position(s) Held                              During the
          Address                 with Fund                                 Past 5 Years
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
William E. Baxter,            Trustee since 1984.      Trustee, Russell Insurance Funds.
Born June 8, 1925                                      Retired.

800 North C Street
Tacoma, Washington 98403
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Kristianne Blake              Trustee since 2000.      Also currently: Trustee, Russell Insurance Funds; President,
Born January 22, 1954                                  Kristianne Gates Blake, P.S.; Trustee, WM Group of Funds;
                                                       Trustee, William H. & Mary M. Gates Charitable Remainder
P.O. Box 28338                                         Annuity Trust.
Spokane, Washington
99228
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,              Trustee since 1984.      Also currently: Trustee, Russell Insurance Funds and
Born October 6, 1930                                   President, Gingrich Enterprises, Inc. (Business and Property
                                                       Management).
1730 North Jackson
Tacoma, Washington 98406
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,            Trustee since 1984.      Also currently: Trustee, Russell Insurance Funds and
Born May 5, 1926                                       Director of Frank Russell Trust Company.  Retired.

2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.      Trustee since 2000.      Also currently: Trustee, Russell Insurance Funds and
Born December 21, 1955                                 President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company,
1301 Fifth Avenue                                      Simpson Paper Company and Simpson Tacoma Kraft Company.
Suite 2800                                             Prior to July 1997, President and Board member, Simpson
Seattle, Washington 98101                              Paper Company.  Trustee, Simpson Employee Retirement Fund.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                  Principal Occupation(s)
        Name, Age,            Position(s) Held                          During the
         Address                  with Fund                            Past 5 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting
Born November 26, 1963      Accounting Officer     Officer, Russell Insurance Funds; Director, Fund
                            since 1998.            Administration Frank Russell Trust Company;
909 A Street                                       Treasurer, Assistant Secretary and Principal
Tacoma, Washington                                 Accounting Officer, SSgA Funds (investment company);
98402-1616                                         Director of Fund Administration, Frank Russell
                                                   Investment Management Company; Manager, Funds Accounting
                                                   and Taxes, Russell Fund Distributors, Inc. April 1996 to
                                                   August 1998, Assistant Treasurer, Frank Russell
                                                   Investment Company; August 1996 to August 1998,
                                                   Assistant Treasurer, Russell Insurance Funds; November
                                                   1995 to July 1998, Assistant Secretary, SSgA Funds;
                                                   February 1997 to July 1998, Manager, Funds Accounting
                                                   and Taxes, Frank Russell Investment Management Company.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*Randall P. Lert,           Director of            Also currently: Director of Investments, Russell Insurance
Born October 3, 1953        Investments since      Funds; Chief Investment Officer, Frank Russell Trust
                            1991.                  Company; Director and Chief Investment Officer, Frank

909 A Street                                       Russell Investment Management Company; Director and Chief
Tacoma, Washington                                 Investment Officer, Russell Fund Distributors, Inc.;
98402-1616                                         Director-Futures Trading, Frank Russell Investments
                                                   (Ireland) Limited and Frank Russell Investments (Cayman)
                                                   Ltd.; Senior Vice President and Director of Portfolio
                                                   Trading, Frank Russell Canada Limited/Limitee. April 1990 to
                                                   November 1995, Director of Investments of Frank Russell
                                                   Investment Management Company.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                         Principal Occupation(s)
        Name, Age,                Position(s) Held                              During the
         Address                     with Fund                                 Past 5 Years
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*Karl J. Ege,               Secretary and General         Also currently: Secretary and General Counsel of
Born October 8, 1941        Counsel since 1994.           Russell Insurance Funds; Director, Secretary and
                                                          General Counsel, Russell Real Estate Advisors, Inc.
909 A Street                                              and Frank Russell Capital, Inc.; Secretary, General
Tacoma, Washington                                        Counsel and Managing Director--Law and Government
98402-1616                                                Affairs of Frank Russell Company; Secretary and
                                                          General Counsel of Frank Russell Investment Management
                                                          Company, Frank Russell Trust Company and Russell Fund
                                                          Distributors, Inc.; Director and Secretary of Russell
                                                          Insurance Agency, Inc., Frank Russell Investments
                                                          (Delaware), Inc., A Street Investment Associates,
                                                          Inc., Russell International Services Co., Inc. and
                                                          Russell 20-20 Association; Director and Assistant
                                                          Secretary of Frank Russell Company Limited (London)
                                                          and Russell Systems Ltd.; Director of Frank Russell
                                                          Investment Company LLC, Frank Russell Securities,
                                                          Inc., Frank Russell Company PTY, Limited, Frank
                                                          Russell Institutional Funds plc, Frank Russell
                                                          Qualifying Investor Fund, Russell Investment
                                                          Management Ltd., Frank Russell Investment Company PLC,
                                                          Frank Russell Investments (Ireland) Limited, Frank
                                                          Russell Investment (Japan), Ltd., Frank Russell
                                                          Company, S.A., Frank Russell Japan Co., Ltd., Frank
                                                          Russell Company (NZ) Limited, Russell Investment
                                                          Nominee Co PTY Ltd and Frank Russell Investments (UK)
                                                          Ltd. April 1992 to December, 1998, Director, Frank
                                                          Russell Company.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,       Manager of Short-Term         Also currently: Manager of Short-Term Investment
Born May 3, 1945            Investment Funds.             Funds, Russell Insurance Funds, Frank Russell
                                                          Investment Management Company and Frank Russell Trust
                                                          Company.
909 A Street
Tacoma, Washington
98402-1616
--------------------------------------------------------------------------------------------------------------


                           TRUSTEE COMPENSATION TABLE

                                 AGGREGATE     PENSION OR RETIREMENT    ESTIMATED ANNUAL   TOTAL COMPENSATION
                               COMPENSATION     BENEFITS ACCRUED AS      BENEFITS UPON          FROM FRIC
TRUSTEE                          FROM FRIC     PART OF FRIC EXPENSES      RETIREMENT        PAID TO TRUSTEES
-------                        ------------    ---------------------    ----------------   -------------------
Lynn L. Anderson                    $0                   $0                    $0                     $0
Paul E. Anderson                  $30,000                $0                    $0                  $38,000*
Paul Anton, PhD.                  $30,000                $0                    $0                  $38,000*
William E. Baxter                 $30,000                $0                    $0                  $38,000*
Kristianne Blake                    $0                   $0                    $0                     $0
Lee C. Gingrich                   $30,000                $0                    $0                  $38,000*
Eleanor W. Palmer                 $30,000                $0                    $0                  $38,000*
Raymond P. Tennison, Jr.            $0                   $0                    $0                     $0

* Received $8,000 for service as trustees on the Board of Trustees for the Russell Insurance Funds.


                               OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                    Frank Russell Company

Advisor, Administrator, Transfer and          Frank Russell Investment Management Company
Dividend Disbursing Agent

Money Managers                                Multiple professional discretionary investment management
                                                organizations

Custodian and Portfolio Accountant            State Street Bank and Trust Company

CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and
(ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to US personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the years ended December 31, 1999, 1998 and 1997:

                                                                    YEARS ENDED
                                                    12/31/99          12/31/98         12/31/97
                                                    --------          --------         --------
Money Market                                       $5,108,573        $2,719,009       $1,805,170
U.S. Government Money Market                          392,940           372,920          542,075
Tax Free Money Market                                 491,260           429,613          266,939
Tax-Managed Large Cap (formerly Equity T)           3,180,328         1,463,604          375,054
Tax-Managed Small Cap*                                 18,536                --               --

*    Tax-Managed Small Cap Fund commenced operations December 1, 1999.

Effective October 15, 1997, FRIMCo voluntarily agreed to waive 0.15% of its 0.25% combined advisory and administrative fee for the Money Market Fund. FRIMCo waived fees in the amounts of $1,611,140, $1,631,406 and $3,065,144 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $194,031, $1,087,604 and $2,043,429 for the years ended December 31, 1997, 1998 and 1999, respectively.

Prior to June 15, 1998, FRIMCo voluntarily agreed to waive 0.13% of its 0.20% advisory and administrative fees for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo has contractually agreed to waive a portion of its combined advisory fee, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $463,787, $316,055 and $379,754 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $78,288, $56,865 and $13,186 for the years ended December 31, 1997, 1998 and 1999, respectively.

Effective January 1, 1997, FRIMCo voluntarily agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. FRIMCo waived fees in the amounts of $106,776, $171,845 and $196,504 for the years ended December 31, 1997, 1998 and 1999, respectively. As a result of the waivers, the Fund paid advisory and administrative equal to $160,163, $257,768 and $294,756 for the years ended December 31, 1997, 1998 and 1999, respectively.



FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. FRIMCo waived fees in the amount of $18,536 for the year ended December 31, 1999. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative for the year ended December 31, 1999. The Fund commenced operations on December 1, 1999.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1997, 1998 and 1999, management fees paid to the money managers were:

                                                                                    Annual rate
            Fund                           $ Amount Paid                (as a % of average daily net assets)
            ----               ---------------------------------------  ------------------------------------
                                  1997          1998          1999        1997         1998         1999
                                  ----          ----          ----        ----         ----         ----
Tax-Managed Large Cap           $170,958     $606,948      $1,130,665     0.31%        0.31%        0.27%
Tax-Managed Small Cap*             --           --            6,673        --           --          0.34%
Tax Free Money Market            103,973      134,817        146,901      0.08%        0.08%        0.08%

* The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

     CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

     FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services -$4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager of a FRIC Fund has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

--------------------------------------------------------------------------------------------------------------------
                                Is personal investing     Are investments in securities owned by the advised Fund
       Money Manager                   allowed?                                    allowed?
--------------------------------------------------------------------------------------------------------------------
AEW Capital Management, L.P.            Yes               No
--------------------------------------------------------------------------------------------------------------------
Alliance Capital Management             Yes               Yes, but not in securities with pending or possible client
L.P.                                                      buy or sell orders
--------------------------------------------------------------------------------------------------------------------
Barclays Global Fund                    Yes               Yes, but not in securities with pending or possible client
Advisors N.A.                                             buy or sell orders and certain blackouts apply to
                                                          securities of Barclays PLC and securities underwritten by
                                                          Barclays affiliates
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
BlackRock Financial                     Yes                      Yes, but not in securities with pending or possible client
Management                                                       buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset                Yes                      Yes, but not in securities with pending or possible client
Management                                                       buy or sell orders, also, certain persons may not purchase securities issued by financial services organizations
-----------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment                 Yes                      Yes, but not in securities with pending or possible client
Partners                                                         buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Cohen & Steers                          Yes                      Yes, but not in securities with pending or possible client
-----------------------------------------------------------------------------------------------------------------------------
Delaware International                  Yes                      Yes, but not in securities with pending or possible client
Advisors Limited                                                 buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.                 Yes                      Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Driehaus Capital                        Yes                      Yes, but not in securities with pending or possible client
Management, Inc.                                                 buy or sell orders unless the order is bunched with the
                                                                 client's, the client is able to fully complete its own
                                                                 order, and the order receives the average price for that
                                                                 day
-----------------------------------------------------------------------------------------------------------------------------
Equinox Capital Management,             Yes                      Yes, but not in securities with pending or possible client
Inc.                                                             buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Management Trust               Yes                      Cannot purchase securities on a restricted list
Company
-----------------------------------------------------------------------------------------------------------------------------
Fiduciary International,                Yes                      Yes, but not in securities with pending or possible client
Inc.                                                             buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging             Yes                      Cannot purchase securities on a restricted list
Markets Limited
------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio                      Yes                      Yes, but not in securities with pending or possible client
Associates LLC                                                   buy or sell orders, also, certain persons may not invest
                                                                 in securities of financial services organizations
-----------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company                Yes                      Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.            Yes                      Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.                 Yes                      Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity                      Yes                      Yes, but not in securities with pending or possible client
Management, Inc.                                                 buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment                  Yes                      Cannot purchase securities on a restricted list or
Management, Inc.                                                 securities of financial services organizations
-----------------------------------------------------------------------------------------------------------------------------
Lazard Asset Management                 Yes                      Cannot purchase securities on a restricted list
-----------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management              Yes                      Yes, but not in securities with pending or possible client
Company                                                          buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management,             Severely restricts       No
LLC                                     personal trading except
                                        for a limited number of
                                        specific transactions
                                        such as  purchase  of
                                        mutual fund shares,
                                        commercial paper, etc.
-----------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,             Yes                      Yes
Inc.
-----------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management,              Yes                      Yes, but not in securities with pending or possible client
LLC                                                              buy or sell orders
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,       Yes                     Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Miller, Anderson &                Yes                     Yes, but not in securities with pending or possible client
Sherrerd, LLP                                             buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Montgomery Asset Management       Yes                     Yes, but not in securities with pending or possible client
LLC                                                       buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Nicholas Applegate Capital        Yes                     Yes, but not in securities with pending or possible client
Management                                                buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Oechsle International             Yes                     Yes, but not in securities with pending or possible client
Advisors, LLC                                             buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Pacific Investment                Yes                     Yes, but not in securities with pending or possible client
Management Company                                        buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management        Yes                     Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Sanford C. Bernstein & Co.,       Yes                     Yes, subject to blackouts and other restrictions
Inc.
-----------------------------------------------------------------------------------------------------------------------
Schroders Capital                 Yes                     Cannot purchase securities on a restricted list
Management International
Limited
-----------------------------------------------------------------------------------------------------------------------
Security Capital Global           Yes                     Yes, but not in securities with pending or possible client
Capital Management Group                                  buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,        Yes                     Yes, but not in securities with pending or possible client
Inc.                                                      buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.       Yes                     Cannot purchase securities on a restricted list
-----------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management       Yes                     Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Strong Capital Management         Yes                     Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management        Yes                     Yes, but not in securities with pending or possible client
Ltd.                                                      buy or sell orders or in securities of which 10% or more
                                                          are held in portfolios managed by Suffolk
-----------------------------------------------------------------------------------------------------------------------
Turner Investment Partners        Yes                     Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.       Yes                     Yes, but not in securities with pending or possible client buy or sell orders
-----------------------------------------------------------------------------------------------------------------------
Westpeak Investment               Yes                     Yes, but not in securities with pending or possible client
Advisors, L.P.                                            buy or sell orders
-----------------------------------------------------------------------------------------------------------------------


PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000, the Board amended the Rule 18f-3 Plan to (a) redesignate Class S Shares as Class I Shares, and create new Class S Shares for the Money Market and Tax Free Money Market Funds, (b) create new Class E Shares for the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Global Equity Funds, (c) create Class B Shares and (d) create classes for the Select Growth , Select Value and Tax-Managed Overseas Equity Funds. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple
Class

Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C Shares and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C Shares and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.


Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the year ended December 31, 1999 (these amounts were for compensation to dealers):


                                                          Class C
                                                          -------
                  Tax-Managed Large Cap                 $   133
                  Tax-Managed Small Cap                      65


SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the year ended December 31, 1999:


                                           Class C          Class E*
                                           -------          --------
         Tax-Managed Large Cap               44                --
         Tax-Managed Small Cap               22                --

         * No Class E Shares of these Funds were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for the Tax Exempt Bond, Money Market, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until October 31, 2001 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

Minimum Investment Requirements. You may be eligible to purchase Fund Shares if
-------------------------------
you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

Stale Checks. If you do not cash a dividend,  distribution,  or redemption check
------------
within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

Solicitation Fees FRIMCo may enter into written agreements with certain
-----------------
Financial Intermediaries in which it agrees to pay a solicitation fee, or finders fee, out of its own resources, to such intermediaries in connection with their referral of certain prospective investors to the Funds. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market

Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.


VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income

III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the last two years for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                                      YEARS ENDED
                                                      -----------
                                                  12/31/99     12/31/98
                                                  --------     --------
Tax-Managed Large Cap (formerly Equity T)          48%            51%
Tax-Managed Small Cap*                              3             --


* The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Funds will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Fund other than those Funds which invest principally in fixed income securities. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage commissions paid by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds were:

                                                 YEARS ENDED DECEMBER 31,
                                                 ------------------------
                                             1999         1998         1997
                                             ----         ----         ----
Tax-Managed Large Cap (formerly Equity T)   $403,032    $176,555     $40,539
Tax-Managed Small Cap*                        26,712        --          --
                                            --------    --------     -------
         Total                              $429,744    $176,555     $40,539
                                            ========    ========     =======


* Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the year ended December 31, 1999, approximately $2.6 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the year ended December 31, 1999, from portfolio transactions effected for all FRIC Funds, were as follows:

                                                               PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                 COMMISSIONS              COMMISSIONS
------------------------                 -----------              -----------
Autranet                                 $ 16,389                    0.07%
Bank of America                             2,042                    0.01
Commerz Bank                               37,762                    0.15
Donaldson, Lufkin & Jenrette               73,002                    0.30
Dresdner Klienworth                           922                    0.00
Frank Russell Securities                1,943,521                    7.88
Jarnine Fleming                               249                    0.00
J.P. Morgan                               180,516                    0.73
Morgan Stanley                             57,324                    0.23
Robert Baird                               19,204                    0.08
Robinson Humphry                            3,495                    0.01
Salomon Smith Barney                      167,915                    0.68
Sanford C. Bernstein                       75,740                    0.31
State Street Bank                          23,071                    0.09
                                           ------                    ----
         Total                         $2,601,152                    10.55%
                                       ----------                    -----

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended December 31, 1999 for the Funds was 11%.

During the year ended December 31, 1999, all FRIC Funds in the aggregate purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the FRIC's ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1999, was as follows:

====================================================================================================================================
                                                                                                               Salomon
FUND                      Merrill       Morgan       Goldman                     Credit           Paine          Smith
                           Lynch       Stanley        Sachs       Citibank       Suisse           Webber         Barney
------------------------------------------------------------------------------------------------------------------------------------
Equity I                              $17,616,064   $3,786,338
------------------------------------------------------------------------------------------------------------------------------------
Equity III                              3,540,200                                                $221,231
------------------------------------------------------------------------------------------------------------------------------------
Equity Q                 $3,721,595    14,945,639      433,263                                    485,156
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income I            9,022,952       999,210    4,507,710    $1,563,566     $1,590,547       285,165
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income III          3,612,410     8,668,200    5,636,482     1,599,751        363,273       715,933
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity                     16,729,444    3,484,938
------------------------------------------------------------------------------------------------------------------------------------
Special Growth
------------------------------------------------------------------------------------------------------------------------------------
Equity Income                           3,583,025                                                 329,906
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity       4,332,231    16,481,630                                                 558,900
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond          2,971,698                                  971,729      1,261,638
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond                         2,977,232                 11,399,375                                     $369,627
------------------------------------------------------------------------------------------------------------------------------------
Multistrategy Bond        5,554,262     9,401,493    5,490,050     1,851,452        441,819       883,034
====================================================================================================================================

At December 31, 1999, no FRIC Fund had any holdings in FRIC's top 10 following broker-dealers:

         Frank Russell Securities
         Instinet Corp.
         Investment Technology Group

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

   Where:         P       =    a hypothetical initial payment of $1,000;
                  T       =    Average annual total return;
                  n       =    Number of years; and
                 ERV      =    Ending redeemable value of a hypothetical $1,000
                               payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).


The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b+1)/6/ -1]
                                   ----------------
                                        cd

Where:    a    =    dividends and interest earned during the period
          b    =    expenses accrued for the period (net of reimbursements)
          c    =    average daily number of Shares outstanding during the period that were entitled to receive dividends
          d    =    the maximum offering price per share on the last day of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared on both the original share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.

           INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

The following section relates to the investment restrictions, policies and certain investments for all series of FRIC and is not limited to the series of FRIC to which this Statement relates.

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund will:

     1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in Shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, and 13. (See, "Investment Policies -- Cash Reserves.")

     2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000. (Refer to the description of the Real Estate Securities Fund and the Money Market Fund in the applicable Prospectuses for a description of each Fund's policy with respect to concentration in a particular industry.)

     3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

     4. Invest in companies for the purpose of exercising control or management.

     5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     6. Purchase or sell commodities or commodities contracts except stock index and financial futures contracts.

     7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

     9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition, except as permitted by the Tax Exempt Bond and Tax Free Money Market Funds' investment objectives.

     10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of Shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

     11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses'.

     12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

     13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

     14. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

     15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes.

     An additional fundamental policy is that (a) Fixed Income I, Diversified Bond and Short Term Bond Funds may acquire convertible bonds which will be disposed of by the Funds in as timely a manner as is practical after conversion, and (b) Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

  INVESTMENT POLICIES.

  Fund Investment Securities
  --------------------------

     The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

---------------------------------------------------------------------------------------------------------------------------
                             Diversified     Equity    Quantitative   International   Diversified  Multistrategy    Real
    Type of Portfolio          Equity        Income      Equity        Securities       Bond         Bond         Estate
       Security                 Fund          Fund        Fund           Fund           Fund         Fund        Scurities
    -----------------        -----------     ------    ------------  -------------  ------------ ------------     Fund
                                                                                                                 ------
---------------------------------------------------------------------------------------------------------------------------
Common stocks..............     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
---------------------------------------------------------------------------------------------------------------------------
  (warrants)...............     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
  (options)................     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)............     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
  (depository
     receipts).............     |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Preferred stocks...........     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
Equity derivative
  securities...............     |X|           |X|          |X|           |X|                                      |X|
---------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds...............                                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
US government
  securities...............     |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Municipal obligations......                                                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities...............     |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Foreign securities.........     |X|           |X|          |X|           |X|                         |X|          |X|
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                        US         Tax
                                           Tax        Tax                  Tax     Short             Government    Free
                             Emerging    Managed    Managed    Special    Exempt    Term    Money       Money      Money
    Type of Portfolio         Markets   Large Cap   Small Cap  Growth     Bond      Bond    Market      Market     Market
        Securities             Fund       Fund       Fund       Fund      Fund      Fund     Fund        Fund       Fund
        ----------             ----       ----       ----       ----      ----      ----     ----        ----       ----
----------------------------------------------------------------------------------------------------------------------------
Common stocks..............    |X|        |X|        |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
----------------------------------------------------------------------------------------------------------------------------
  (warrants)...............    |X|        |X|        |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
  (options)................    |X|        |X|        |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)............    |X|        |X|        |X|       |X|                 |X|
----------------------------------------------------------------------------------------------------------------------------
  (depository
    receipts)..............    |X|        |X|        |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
 Preferred stocks..........    |X|        |X|        |X|       |X|                 |X|
----------------------------------------------------------------------------------------------------------------------------
Equity derivative
securities.................    |X|        |X|        |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)..............    |X|                                                 |X|
----------------------------------------------------------------------------------------------------------------------------
US government
  securities...............    |X|        |X|        |X|       |X|       |X|       |X|       |X|        |X|          |X|
----------------------------------------------------------------------------------------------------------------------------
Municipal obligations......                                              |X|       |X|
----------------------------------------------------------------------------------------------------------------------------
Investment company
  Securities...............    |X|        |X|        |X|       |X|       |X|       |X|       |X|        |X|          |X|
----------------------------------------------------------------------------------------------------------------------------
Foreign securities.....        |X|        |X|        |X|       |X|                 |X|
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    Fixed        Fixed
    Type of Portfolio          Equity I     Equity II     Equity III    Equity Q   International   Income I    Income III
        Security                 Fund         Fund           Fund         Fund         Fund          Fund        Fund
    ----------------           --------     --------       --------     -------    -------------   --------    ----------
----------------------------------------------------------------------------------------------------------------------------
Common stocks..............     |X|           |X|          |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Common stock equivalents
----------------------------------------------------------------------------------------------------------------------------
  (warrants)...............     |X|           |X|          |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
  (options)................     |X|           |X|          |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
  (convertible debt
    securities)............     |X|           |X|          |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
  (depository
    receipts)..............     |X|           |X|          |X|
----------------------------------------------------------------------------------------------------------------------------
Preferred stocks...........     |X|           |X|          |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Equity derivative               |X|           |X|          |X|           |X|           |X|
securities.................
----------------------------------------------------------------------------------------------------------------------------
Debt securities (below
  investment grade or
  junk bonds)..............                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------
US government
  securities...............     |X|           |X|          |X|           |X|           |X|           |X|          |X|
----------------------------------------------------------------------------------------------------------------------------
Municipal obligations......                                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------
Investment company
  securities...............     |X|           |X|          |X|           |X|           |X|           |X|          |X|
----------------------------------------------------------------------------------------------------------------------------
Foreign securities.........     |X|           |X|          |X|           |X|           |X|           |X|          |X|
----------------------------------------------------------------------------------------------------------------------------

Other Investment Practices
--------------------------

          The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

----------------------------------------------------------------------------------------------------------------------------
                                       Diversified     Equity     Quantitative International  Diversified  Multistrategy
         Type of Portfolio               Equity        Income        Equity      Securities       Bond         Bond
            Security                      Fund          Fund          Fund          Fund          Fund         Fund
            --------                      ----          ----          ----          ----          ----         ----
----------------------------------------------------------------------------------------------------------------------------
Cash reserves.................            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)......                                                     |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities.......                                                     |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements..................                                                     |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities
  not to exceed 33 1/3% of
  total Fund assets...........            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Illiquid securities (limited
  to 15% of a Fund's net
  assets).....................            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)................            |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3).......            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and currencies(3)..            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency
  contracts and options
  on futures(4)...............            |X|           |X|          |X|           |X|           |X|           |X|
----------------------------------------------------------------------------------------------------------------------------
Liquidity portfolios..........            |X|           |X|          |X|           |X|
----------------------------------------------------------------------------------------------------------------------------

-----------------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 US
                               Real                  Tax-        Tax-               Tax     Short            Government    Tax
                              Estate     Emerging  Managed     Managed   Special   Exempt    Term   Money      Money       Free
    Type of Portfolio       Securities   Markets   Large Cap  Small Cap   Gowth     Bond     Bond   Market     Market      Money
       Securities              Fund       Fund       Fund        Fund     Fund      Fund     Fund    Fund       Fund       Market
    -----------------       ----------   --------  ---------  ---------  -------   -------  ------  -------  ----------   --------
-----------------------------------------------------------------------------------------------------------------------------------
Cash reserves..............    |X|        |X|        |X|        |X|       |X|      |X|      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)...    |X|        |X|                                      |X|      |X|     |X|         |X|
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities....    |X|        |X|                                      |X|      |X|     |X|         |X|         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements...............    |X|        |X|                                      |X|      |X|     |X|         |X|         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Lending portfolio
  securities
  not to exceed 33 1/3%
  of total Fund assets.....    |X|        |X|        |X|        |X|       |X|               |X|     |X|         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
  (limited to 15% of a
  Fund's net assets).......    |X|        |X|        |X|        |X|       |X|      |X|      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities
  (limited to 10% of a
  Fund's net assets).......                                                                         |X|         |X|         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2).............               |X|                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)....    |X|        |X|        |X|        |X|       |X|               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)............    |X|        |X|        |X|        |X|       |X|               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign currency
  contracts and options on
  futures(4)...............    |X|        |X|                             |X|      |X|      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Credit and liquidity
  enhancements.............                                                        |X|                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio........    |X|        |X|        |X|        |X|       |X|               |X|
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts. (3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                   Fixed         Fixed
    Type of Portfolio         Equity I     Equity II    Equity III     Equity Q    International  Income I     Income III
           Security             Fund         Fund           Fund         Fund          Fund         Fund          Fund
    -----------------         --------     ---------    ----------     --------    -------------  --------     ------------
---------------------------------------------------------------------------------------------------------------------------
Cash reserves............       |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1).                                                              |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
When-issued and forward
  commitment securities..                                                              |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Reverse repurchase
  agreements.............                                                              |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Lending portfolio
  securities not to
  exceed 33 1/3% of
  total Fund assets......       |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Illiquid securities
  (limited to 15% of a
  Fund's net assets).....       |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Forward currency
  contracts(2)...........                                                              |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)..       |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Purchase options on
  securities, securities
  indexes, and
  currencies(3)..........       |X|          |X|           |X|           |X|           |X|          |X|           |X|
---------------------------------------------------------------------------------------------------------------------------
Interest rate futures
  contracts, stock index
  futures contracts,
  foreign  currency
  contracts and options
  on futures(4)..........       |X|           |X|          |X|           |X|           |X|           |X|          |X|
---------------------------------------------------------------------------------------------------------------------------
Liquidity portfolio......       |X|           |X|          |X|           |X|           |X|
---------------------------------------------------------------------------------------------------------------------------

------------------

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

     Cash Reserves. Each Fund (except the Money Market, U.S. Government Money
     -------------
Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     Liquidity  Portfolio.  A Fund at times has to sell portfolio  securities in
     --------------------
order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     Money Market Instruments.  The Money Market, US Government Money Market and
     ------------------------
Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000
     ---------------------
largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

       Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

     Repurchase Agreements. A Fund may enter into repurchase agreements with the
     ---------------------
seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     Reverse Repurchase Agreements. A Fund may enter into reverse repurchase
     -----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income
     ---------------
III, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Funds will not purchase or otherwise acquire any
     -------------------
security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. A Fund may contract to purchase securities for a fixed
     -------------------
price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government
     -------------------
Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may
     ---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. A Fund may buy and sell put and call options
     ---------------------------
on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts And Options On Futures Contracts. A Fund may invest in
     --------------------------------------------------
interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Hedging Strategies. Stock index futures contracts may be used by the Equity
     ------------------
I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, and International Securities Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.

     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter
     ----------------------------------
into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The Funds may engage in forward currency contracts to hedge against
------------
uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. A Fund may hold securities of foreign issuers in the
     -------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term
     ----------------
Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for these Funds.

     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated
     ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the Funds
     -------------------------
may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in
     -----------------------------------
variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-
     --------------------------------------------------
related and other asset-backed securities the Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial
     -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.

     Municipal Obligations. "Municipal obligations" are debt obligations issued
     ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

              GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

              REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

              INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

              TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

              BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

              REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

              CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

              PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

              TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

              TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.


              TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond Fund and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

          DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

          The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Fixed Income III, Short Term Bond and
     --------------------------
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may
     ---------------------
invest in debt securities issued by supranational organizations such as:

          The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

          The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

          The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

          The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Fixed Income III, Multistrategy Bond, International
     -----------
Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

     Credit And Liquidity Enhancements. The Money Market Funds may invest in
     ---------------------------------
securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                     TAXES

      Distributions
      -------------

      Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

      Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

      Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

      Taxes
      -----

      Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

      Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

      Redemption of Fund Shares. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

      Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

      All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

      US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

      Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

      Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

      The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

      If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

      Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

      Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     From November 1, 1999 to December 31, 1999, the Real Estate Securities Fund, Short Term Bond Fund, Diversified Bond Fund and the Multistrategy Bond Fund incurred net realized capital losses of $4,344,347, $283,698, $2,227,479 and $6,282,764, respectively. As permitted by tax regulations, the Real Estate Securities Fund, Short Term Bond Fund, Diversified Bond Fund and the Multistrategy Bond Fund intend to elect to defer these losses and treat them as arising in the year ending October 31, 2000.

     At December 31, 1999, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

------------------ -------------------- -------------------- -------------------- ------------------- --------------------
                        Real Estate       Emerging Markets      Short Term Bond     Diversified Bond   Multistrategy Bond
      Year           Securities Fund           Fund                 Fund                 Fund                Fund
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/01                       --                   --           (4,813,748)                 --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/02                       --                   --           (5,161,817)                 --                   --
------------------ ------ ------------- -------------------- -------------------- ------------------- --------------------
12/31/03                       --           (2,887,175)          (2,834,049)                 --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/04                       --             (348,806)          (1,947,924)                 --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/05                       --                   --             (574,853)                 --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/06               (2,695,613)         (56,335,865)             (51,911)                 --                   --
------------------ -------------------- -------------------- -------------------- ------------------- --------------------

------------------ -------------------- -------------------- -------------------- ------------------- --------------------
12/31/07              (22,446,311)         (29,958,651)          (3,470,874)        (11,070,653)         (17,634,520)
------------------ -------------------- -------------------- -------------------- ------------------- --------------------
TOTALS                (25,141,924)         (86,530,497)         (18,855,176)        (11,070,653)         (17,634,520)
------------------ -------------------- -------------------- -------------------- ------------------- --------------------

     Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                           MONEY MANAGER INFORMATION




































































                               MONEY MARKET FUND

      Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                        US GOVERNMENT MONEY MARKET FUND

Frank Russell Investment Management Company. See: Money Market Fund.

                          TAX FREE MONEY MARKET FUND

Weiss, Peck & Greer, L.L.C. is a wholly-owned subsidiary of Robeco Groep N.V.

                          TAX-MANAGED LARGE CAP FUND

J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

                          TAX-MANAGED SMALL CAP FUND

Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

          MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

          MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

          A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

              -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

          SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2--Satisfactory capacity to pay principal and interest.

          S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

              The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP- I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     MOODY'S:

     Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

     Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed;
     (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

     Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     S&P:

     Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

     A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     DUFF & PHELPS, INC.:

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional 'I' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of 'I +' (one plus) and 'I (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short- term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 2--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     Good Grade

     Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Satisfactory Grade

     Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Non-Investment Grade

     Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     Default

     Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, INC.:

     In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

     IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

     Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

     IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

     A1+ -- Obligations supported by the highest capacity for timely repayment.

     A1 -- Obligations supported by a very strong capacity for timely repayment.

     A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

     B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

     D1 -- Obligations which have a high risk of default or which are currently in default.

     FITCH INVESTORS SERVICE, INC. ("FITCH"):

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

     F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 -- Very strong credit quality. Issues assigned this rating, reflect an assurance of timely payment only slightly less in degree than issues rated F- I+.


     F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F- 1 +' and 'F- 1' ratings.

     F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-l."

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             FINANCIAL STATEMENTS

The 1999 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                   GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

     Board -- The Board of Trustees of FRIC.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans


     Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

     Code -- Internal Revenue Code of 1986, as amended.

     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA-- Federal National Mortgage Association.

     Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's-- Moody's Investors Service, Inc., an NRSRO

     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO-- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     Russell-- Frank Russell Company, consultant to FRIC and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     Statement -- FRIC's Statement of Additional Information

     Transfer Agent-- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act-- The Securities Act of 1933, as amended.

                                                FRANK RUSSELL INVESTMENT
                                                ------------------------
                                                COMPANY
                                                -------
                                                File No. 2-71299 and 811-3153
                                                1933 Act Post-Effective
                                                Amendment. No. 47
                                                1940 Act Amendment No. 47

                                    PART C
                               OTHER INFORMATION
                               -----------------

Item 23.  Exhibits
          --------

(a) 1.1 Master Trust Agreement (incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32)

     1.2 Amendment No. 1 to Master Trust Agreement dated November 29, 1984 (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32)

     1.3 Amendment No. 2 to Master Trust Agreement dated May 29, 1985 (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32)

     1.4 Amendment No. 3 to Master Trust Agreement dated January 26, 1987 (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32)

     1.5 Amendment No. 4 to Master Trust Agreement dated February 23, 1989 (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32)

     1.6 Amendment No. 5 to Master Trust Agreement dated May 11, 1992 (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32)

     1.7 Amendment No. 6 to Master Trust Agreement dated March 19, 1996 (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32)

     1.8 Amendment No. 7 to Master Trust Agreement dated April 22, 1996 (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33)

     1.9 Amendment No. 8 to Master Trust Agreement dated November 4, 1996 (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36)

     1.10 Amendment No. 9 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40)

     1.11 Amendment No. 10 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40)

     1.12 Amendment No. 11 to Master Trust Agreement dated June 3, 1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40)

     1.13 Amendment No. 12 to Master Trust Agreement dated October 5, 1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41)

     1.14 Amendment No. 13 to Master Trust Agreement dated November 9, 1998 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41)

     1.15 Amendment No. 14 to Master Trust Agreement dated April 26, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

     1.16 Amendment No. 15 to Master Trust Agreement dated June 28, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

     1.17 Amendment No. 16 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

     1.18 Amendment No. 17 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44)

     1.19 Amendment No. 18 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46)

     1.20 Amendment No. 19 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46)

     1.21  Amendment No. 20 to Master Trust Agreement dated August 7, 2000

(b)  1.1   Bylaws dated August 8, 1984 (incorporated by reference to Item
           24(b)(2) filed under Post-Effective Amendment No. 38)

(c) 1.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39)

     1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39)

     1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to
          Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39)

     1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39)

(d) 1.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44)

     2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38)

     2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38)

     2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38)

     2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement

          (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38)

     2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32)

     2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32)

     3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46)

     3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46)

     3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46)

     3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Efective Amendment No. 32)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36)

     3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42)

     3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares
          (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42)

     3.8 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44)

     3.9 Form of Letter Agreement to the Yield Calculation Services Agreement redesignating existing Class S Shares as Class I Shares for the Money Market and Tax Free Money Market Funds and creating new Class S Shares for those Funds, and adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds

     4.1 Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Item 23(4)(c)(3) filed under Post-Effective Amendment No.
          44)

     5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42)

     5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44)

(e) 1.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42)

     1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42)

     1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44)

     1.4 Form of Letter Agreement to the Distribution Agreement redesignating existing Class S Shares as Class I Shares for the Money Market and Tax Free Money Market Funds and creating new Class S Shares for those Funds, and adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds

(f)  1.1  Bonus or Profit Sharing Plans (none)

(g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38)

     1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38)

     1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No.
          38)

     1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38)

     1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38)

     1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38)

     1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No.
          38)

     1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38)

     1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32)

     1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No.
          32)

     1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32)

     1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32)

     1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36)

     1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44)

(h) 1.1 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38)

     1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38)

     1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32)

     1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32)

     1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36)

     1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42)

     1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42)

     1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43)

     1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44)

     1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46)

     1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No.
          38)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38)

     4.1  Letter Agreements regarding fee waivers & reimbursements

     5.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46)

     6.1  Form of Revised Shareholder Servicing Plan

(i)  1.1  Opinion and Consent of Counsel (to be filed by amendment)

(j)  1.1  Other Opinions - Consent of Independent Accountants

     1.2 Limited Powers of Attorney of Frank Russell Investment Company Trustees dated January 15, 1996 with respect to Amendments to the SEC Registration

          Statements of Frank Russell Investment Company (incorporated by reference to Item 24(b)(11)(b) filed under Post Effective Amendment No. 38)

     1.3 Limited Powers of Attorney of additional Frank Russell Investment Company Trustees dated December, 1999 with respect to Amendments to the SEC Registration Statements of Frank Russell Investment Company (incorporated by reference from Post-Effective Amendment No. 46)

(k)  1.1  Financial Statements omitted from Item 22 (none)

(l) 1.1 Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38)

(m)  1.1  Form of revised Rule 12b-1 Distribution Financing Plan

(n)  1.1  Financial Data Schedule (none)

(o)  1.1  Form of Multiple Class Plan Pursuant to Rule 18f-3

(p)  Codes of Ethics of the following information advisors and sub-advisors:

     1.1 Frank Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46)

     1.2 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46)

     1.3 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46)

     1.4 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46)

     1.5 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.6 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.7 CapitalWords International Partners (incorporated by reference from Post-Effective Amendment No. 46)

     1.8 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46)

     1.9 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46)

     1.10 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.11 Driehaus Capital Management, Inc.

     1.12 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.13 Fidelity Management Trust Company (incorporated by reference from Post-Effective Amendment No. 46)

     1.14 Fiduciary International, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.15 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46)

     1.16 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46)

     1.17 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46)

     1.18 Genesis Asset Managers, LTd. (incorporated by reference from Post-Effective Amendment No. 46)

     1.19 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46)

     1.20 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.21 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.22 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.23 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46)

     1.24 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 46)

     1.25 Marvin & Palmer Associates, Inc.

     1.26 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46)

     1.27 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.28 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46)

     1.29 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46)

     1.30 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.31 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46)

     1.32 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46)

     1.33 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.34 Sanford C. Bernstein & Co., Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.35 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 46)

     1.36 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46)

     1.37 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.38 Standish, Ayer & Wood, Inc. (incorporated by reference from Post-Effective Amendment No. 46)

     1.39 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46)

     1.40 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46)

     1.41 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46)

     1.42 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46)

     1.43 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46)

     1.44 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46)

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
          None

Item 25.  Indemnification
          ---------------

          Incorporated by reference to Item 27 filed under Post-Effective Amendment No. 6.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.  Principal Underwriters
          ----------------------

          (a)  SSgA Funds

          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

          Name and                        Positions and                             Position and
     Principal Business                   Officers with                             Offices with
          Address                           Registrant                              Underwriter
       -------------                      --------------                           -------------
   George F. Russell, Jr.              Trustee Emeritus, Chairman                        None
                                             Emeritus

   Lynn L. Anderson                 Trustee, President, Chief           Director, Chairman of the Board
                                   Executive Officer, Chairman            and Chief Executive Officer
                                           of the Board

   Mark E. Swanson                     Treasurer and Chief                            None
                                        Accounting Officer

   Karl J. Ege                    Secretary and General Counsel          Secretary and General Counsel

   Peter F. Apanovitch                Manager of Short Term                           None
                                         Investment Funds

   Randall P. Lert                   Director of Investments                        Director

   J. David Griswold                           None                    Assistant Secretary and Associate
                                                                                General Counsel

   Gregory J. Lyons                  Assistant Secretary and                  Assistant Secretary
                                    Associate General Counsel

   Deedra S. Walkey                    Assistant Secretary                            None

   Amy Osler                           Assistant Secretary                            None

   Rick J. Chase                       Assistant Treasurer                            None

   Kimberly A. Stoll                   Assistant Treasurer                            None

   B. James Rohrbacher                         None                        Director of Compliance and
                                                                        Internal Audit, Chief Compliance
                                                                                    Officer

   Linda L. Gutmann                            None                         Treasurer and Controller

   Carla L. Anderson                           None                           Assistant Secretary

   John James                                  None                           Assistant Secretary

   Mary Beth Rhoden                    Assistant Secretary                            None

(c)   Inapplicable.

Item 28.  Location of Accounts and Records
          --------------------------------
          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                                 FRIMCo
          ----                                 ------
          Frank Russell Investment Company     Frank Russell Investment
          909 A Street                         Management Company
          Tacoma, Washington 98402             909 A Street
                                               Tacoma, Washington 98402

          SS                                   MM
          --                                   --
          State Street Bank & Trust Company    Money Managers
          1776 Heritage Drive JA4N             See, Prospectus Section
                                               ---
          North Quincy, Massachusetts 02171    "Money Manager Profiles"
                                               for Names and Addresses

          Rule 31a-1
          ----------
          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)            FRIC Records:
               (1)       SS - Journals, etc.
               (2)       SS - Ledgers, etc.
               (3)       Inapplicable
               (4)       FRIC - Corporate charter, etc.
               (5)       MM - Brokerage orders
               (6)       MM - Other portfolio purchase orders
               (7)       SS - Contractual commitments
               (8)       SS and FRIC - Trial balances
               (9)       MM - Reasons for brokerage allocations
               (10)      MM - Persons authorizing purchases and sales
               (11)      FRIC and MM - Files of advisory material
               (12)      ---
          (c)       Inapplicable
          (d)       FRIMCo - Broker-dealer records, to the extent applicable
          (e)       Inapplicable
          (f)       FRIMCo and MM - Investment adviser records

Item 29.  Management Services
          -------------------
          None except as described in Parts A and B.

Item 30.  Undertakings
          ------------
          Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 47 to its Registration Statements to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 30th day of August, 2000.

                                     FRANK RUSSELL INVESTMENT COMPANY
                                     --------------------------------
                                                Registrant

                                     By: /s/ Lynn L. Anderson
                                         ---------------------------------------
                                         Lynn L. Anderson, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 30, 2000.

Signatures                         Title
----------                         ----

/s/ Lynn L. Anderson               Trustee and President,
----------------------------
Lynn L. Anderson                   in his capacity as
                                   Chief Executive Officer

/s/ Mark E. Swanson                Treasurer, in his capacity
----------------------------
Mark E. Swanson                    as Chief Accounting Officer

____________________________       Trustee
Paul E. Anderson*

____________________________       Trustee
Paul Anton, PhD*

____________________________       Trustee
William E. Baxter*

____________________________       Trustee
Kristianne Blake*

____________________________       Trustee
Lee C. Gingrich*

____________________________       Trustee
Eleanor W. Palmer*

____________________________       Trustee
Raymond P. Tennison, Jr.*

By: /s/ Gregory J. Lyons           Assistant Secretary
   -------------------------
   Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which have been filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX
                                 -------------



---------------------------------------------------------------------------------------------------
             Name of Exhibit                                    Exhibit Number
             ---------------                                    --------------
----------------------------------------------------------------------------------------------------
 Amendment No. 20 to Master Trust                                    (a)1.21
 Agreement dated August 7, 2000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of Letter Agreement to the Yield                               (d)3.9
 Calculation Services Agreement dated
 August 25, 2000 redesignating existing
 Class S Shares as Class I Shares for
 the Money Market and Tax Free Money
 Market Funds and creating new Class S
 Shares for those Funds, and adding
 Class E Shares to the Tax-Managed Large
 Cap and Tax-Managed Small Cap Funds
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of Letter Agreement amending the                               (e)1.4
 Distribution Agreement redesignating
 existing Class S Shares as Class I
 Shares for the Money Market and Tax
 Free Money Market Funds and creating
 new Class S Shares for those Funds, and
 adding Class E Shares to the
 Tax-Managed Large Cap and Tax-Managed
 Small Cap Funds
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of Letter Agreement and Amended                                (h)1.12
 Schedule A  (h) 1.11
 with respect to Transfer and Dividend
 Disbursing Agency Agreement
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Letter Agreements regarding fee waivers                             (h)4.1
 and reimburesments
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of Revised Shareholder Servicing                               (h)6.1
 Plan
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Opinion and Consent of Counsel                             To be filed by amendment
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Consent of Independent Accountants                                  (j)1.1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of revised Rule 12b1-1 Distribution                            (m)1.1
 Financing Plan
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Form of Multiple Class Plan Pursuant to                             (o)1.1
 Rule 18f-3
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Driehaus Capital Management, Inc. Code                              (p)1.11
 of Ethics
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Marvin & Palmer Associates, Inc. Code of                            (p)1.25
 Ethics
----------------------------------------------------------------------------------------------------

                       FRANK RUSSELL INVESTMENT COMPANY

                               FILE NO. 2-71299
                               FILE NO. 811-3153
                               -----------------


                                    EXHIBITS
                                    --------

                           Listed in Part C, Item 23
                       To Post-Effective Amendment No. 46
                              and Amendment No. 46
                                      to
                      Registration Statement on Form N-1A
                                     Under
                             Securities Act of 1933
                                      and
                         Investment Company Act of 1940